N-4 - USD ($)		12 Months Ended
	Apr. 28, 2026	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Prospectus:
Document Type	N-4
Entity Registrant Name	RIVERSOURCE VARIABLE ACCOUNT 10
Entity Central Index Key	0001000191
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
RVS Group II
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.
Fee Table and Examples Charges and Adjustments – Adjustments – Market Value Adjustments
Are There Transaction Charges?	No. Other than a certificate administrative charge and negative MVAs, we do not assess any transaction charges.
Are There Ongoing Fees and Expenses?	Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options you choose.			Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract and Certificate
	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.95%	0.95%
	Fund options (Funds fees and expenses)(2)	0.39%	2.32%
(1) As a percentage of average daily certificate account value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add negative
MVAs that substantially increase costs.

	Lowest Annual Cost: $1,234	Highest Annual Cost: $2,804
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Fund fees and expenses •No sales charge •No additional purchase payments, transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Fund fees and expenses •No sales charge •No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.
Fee Table and Examples Charges and Adjustments – Adjustments – Market Value Adjustments

Transaction Charges [Text Block]
Are There Transaction Charges?	No. Other than a certificate administrative charge and negative MVAs, we do not assess any transaction charges.

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No. Other than a certificate administrative charge and negative MVAs, we do not assess any transaction charges.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?	Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options you choose.			Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract and Certificate
	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.95%	0.95%
	Fund options (Funds fees and expenses)(2)	0.39%	2.32%
(1) As a percentage of average daily certificate account value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add negative
MVAs that substantially increase costs.

	Lowest Annual Cost: $1,234	Highest Annual Cost: $2,804
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Fund fees and expenses •No sales charge •No additional purchase payments, transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Fund fees and expenses •No sales charge •No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.95%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.32%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily certificate account value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Lowest Annual Cost [Dollars]	$ 1,234
Highest Annual Cost [Dollars]	$ 2,804
Risks [Table Text Block]
	RISKS	Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Certificate including loss of principal.	Principal Risks of Investing in the Contract and Certificate
Is This a Short-Term Investment?
No.
•The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Surrenders may also be subject to taxes and tax penalties.
•Surrenders from a GPA prior to 30 days before the end of the guarantee period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the certificate account value from the current GPA to any of the investment options available under the Certificate, apply the certificate account value to an annuity payout plan, or surrender the value from the current GPA (all subject to applicable surrender, transfer, and annuitization provisions). If we do not receive any instructions by the end of the guarantee period, we will automatically transfer the certificate account value from the current
GPA into the shortest GPA term available.
•The benefits of tax deferral and long-term income mean the Certificate is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract and Certificate Charges and Adjustments – Adjustments – Market Value Adjustments
What Are the Risks Associated With the Investment Options?
•An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Certificate.
•Each investment option (including under the GPAs and any Fixed Account investment options) has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract and Certificate The Variable Account and the Funds The “Nonunitized” Separate Account and the Guarantee Period Accounts (GPAs) The Fixed Account
What Are the Risks Related to the Insurance Company?
An investment in the Certificate is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Certificate that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks of Investing in the Contract and Certificate The General Account

Key Information, Contract Adjustment Risk [Text Block]	Surrenders from a GPA prior to 30 days before the end of the guarantee period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the certificate account value from the current GPA to any of the investment options available under the Certificate, apply the certificate account value to an annuity payout plan, or surrender the value from the current GPA (all subject to applicable surrender, transfer, and annuitization provisions).
Key Information, Default Reallocation Risk [Text Block]	If we do not receive any instructions by the end of the guarantee period, we will automatically transfer the certificate account value from the current GPA into the shortest GPA term available.•The benefits of tax deferral and long-term income mean the Certificate is generally more beneficial to investors with a long term investment horizon.
Investment Restrictions [Text Block]	Yes. Subject to certain restrictions, you may transfer your certificate account value among the subaccounts without charge at any time before the annuitization start date, and once per contract year after the annuitization start date.•Certain transfers out of the GPAs will be subject to an MVA.•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.•We reserve the right to add, remove or substitute funds as investment options. We also reserve the right, upon notification to you, to close or restrict any funds.
Tax Implications [Text Block]	•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this Certificate.•If you purchase the Certificate through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Certificate to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table and ExamplesThe following tables describe the fees, expenses and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the Certificate. Please refer to your Certificate Data page for information about the specific fees you will pay each year based on the options you have elected.The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of certificate account value is removed from an investment option before the expiration of a specified period.
Adjustments
MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA)(1)	100%
(1)The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception  applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.The following table describes the fees and expenses that you will pay each year during the time that you own the certificate (not including funds fees and expenses).
Annual Certificate ExpensesAdministrative Expenses
Annual certificate administrative charge	Maximum: $50	Current: $0
Annual certificate administrative charge if your certificate account value equals or exceeds $50,000	Maximum: $20	Current: $0
Certificate administrative charge at full surrender	Maximum: $50	Current: $0
Base Contract Expenses
(as a percentage of average daily certificate account value in the variable account)
Mortality and expense risk fee	0.95%
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the certificate. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the contract and certificate, including their annual expenses, may be found in Appendix A.
Annual Fund Expenses(1)Minimum and maximum annual operating expenses for the funds (Including management, distribution (12b-1) and/or service fees and other expenses)(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.39	2.32
	(1)Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of certificate account value is removed from an investment option before the expiration of a specified period.
Adjustments
MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA)(1)	100%
	(1)The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
Annual Contract Expenses [Table Text Block]
Annual Certificate ExpensesAdministrative Expenses
Annual certificate administrative charge	Maximum: $50	Current: $0
Annual certificate administrative charge if your certificate account value equals or exceeds $50,000	Maximum: $20	Current: $0
Certificate administrative charge at full surrender	Maximum: $50	Current: $0
Base Contract Expenses
(as a percentage of average daily certificate account value in the variable account)
Mortality and expense risk fee	0.95%

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Current [Percent]	0.95%
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses(1)Minimum and maximum annual operating expenses for the funds (Including management, distribution (12b-1) and/or service fees and other expenses)(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.39	2.32
	(1)Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Portfolio Company Expenses [Text Block]	(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	2.32%
Portfolio Company Expenses, Footnotes [Text Block]	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,402
Surrender Expense, 1 Year, Minimum [Dollars]	1,374
Surrender Expense, 3 Years, Maximum [Dollars]	10,367
Surrender Expense, 3 Years, Minimum [Dollars]	4,272
Surrender Expense, 5 Years, Maximum [Dollars]	17,553
Surrender Expense, 5 Years, Minimum [Dollars]	7,384
Surrender Expense, 10 Years, Maximum [Dollars]	36,537
Surrender Expense, 10 Years, Minimum [Dollars]	16,208
Annuitized Expense, 1 Year, Maximum [Dollars]	3,402
Annuitized Expense, 1 Year, Minimum [Dollars]	1,374
Annuitized Expense, 3 Years, Maximum [Dollars]	10,367
Annuitized Expense, 3 Years, Minimum [Dollars]	4,272
Annuitized Expense, 5 Years, Maximum [Dollars]	17,553
Annuitized Expense, 5 Years, Minimum [Dollars]	7,384
Annuitized Expense, 10 Years, Maximum [Dollars]	36,537
Annuitized Expense, 10 Years, Minimum [Dollars]	16,208
No Surrender Expense, 1 Year, Maximum [Dollars]	3,402
No Surrender Expense, 1 Year, Minimum [Dollars]	1,374
No Surrender Expense, 3 Years, Maximum [Dollars]	10,367
No Surrender Expense, 3 Years, Minimum [Dollars]	4,272
No Surrender Expense, 5 Years, Maximum [Dollars]	17,553
No Surrender Expense, 5 Years, Minimum [Dollars]	7,384
No Surrender Expense, 10 Years, Maximum [Dollars]	36,537
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 16,208
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract and CertificateRisk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This certificate is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This certificate is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of your investment in a GPA as a result of a negative MVA. A withdrawal may reduce the value of your death benefit. A total withdrawal (surrender) will result in the termination of your certificate. Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your certificate account value goes up, and if they lose money, your certificate account value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below. GPA Risk. Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. We guarantee the certificate account value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPA prior to 30 days before the end of the guarantee period. At all other times, and unless an exception applies, we will apply a MVA if you surrender or transfer certificate account value from a GPA or you elect an annuity payout plan while you have certificate account value invested in a GPA. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA. Partial surrenders will reduce certain death benefits proportionally based on the percentage of certificate account value that is withdrawn and if you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA and certificate administrative charge, a negative MVA will increase the impact of the partial surrender on the value of the death benefit. Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the certificate’s guarantees, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your certificate account value and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds. Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments. Certificate Changes Risk. We reserve the right to make certain changes in the future, subject to applicable law. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract and certificate that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data; •theft, misuse or dissemination of data to the public, including your information we hold; and •denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them. These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches. Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA)(1)	100%

Contract Adjustment, Applicable Period [Text Block]	We guarantee the certificate account value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period.
Contract Adjustment, Applicable Transaction [Text Block]	We guarantee the certificate account value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period. At all other times, and unless one of the exceptions described below applies, we will apply an MVA if you make certain transactions while you have certificate account value invested in a GPA.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	The application of an MVA may result in either a gain or loss. You could lose up to 100% of the amount surrendered as a result of a negative MVA.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	When you request an early surrender, we adjust the early surrender amount by an MVA formula. The MVA is sensitive to changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early surrender and the interest rate we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on the difference in these current guaranteed interest rates at the time of the early surrender corresponding to the time remaining in your guarantee period and your guaranteed interest rate.
Contract Adjustment, Relationship to Other Charges [Text Block]	If interest rates have increased, the MVA will generally be negative and the early surrender amount will be less; if interest rates have decreased, the MVA will generally be positive and the early surrender amount will be increased. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001
Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).

Contract Adjustment, Purpose [Text Block]	Certificate administrative charges and other charges applicable to your contract may also apply to an early surrender. As noted above, we do not apply MVAs to the amounts we deduct for fees and charges. Please note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable certificate administrative charge, unless you request otherwise. Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender would have on your certificate account value. Values fluctuate daily and the actual MVA applied at the time an early surrender is processed may be more or less than the values quoted at the time of your call. Additional information about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”). The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the GPAs early.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender would have on your certificate account value.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	Values fluctuate daily and the actual MVA applied at the time an early surrender is processed may be more or less than the values quoted at the time of your call.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract and CertificateThe following table summarizes information about the benefits available under the Certificate.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to or from the GPAs or the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment, not transferred certificate
account value
•Only 6-month and 12-month options
may be available
•Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•You may not use the GPA account or
the Special DCA fixed account as a
destination for the Special DCA
monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in
Certificate account value to
participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Standard Death Benefit (available for certificate owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the certificate account value, minus any loan balance, or the Return of Purchase Payment Value (ROPP), minus any loan balance	0.95% of average daily certificate account value in the variable account value	0.95%
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Certificate
terminates the benefit.

Standard Death Benefit (available for certificate owners age 80 and older)	Provides a guaranteed death benefit equal to the certificate account value, minus any loan balance	0.95% of average daily certificate account value in the variable account value	0.95%	•Annuitizing the Certificate terminates the benefit.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to or from the GPAs or the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment, not transferred certificate
account value
•Only 6-month and 12-month options
may be available
•Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•You may not use the GPA account or
the Special DCA fixed account as a
destination for the Special DCA
monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in
Certificate account value to
participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Standard Death Benefit (available for certificate owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the certificate account value, minus any loan balance, or the Return of Purchase Payment Value (ROPP), minus any loan balance	0.95% of average daily certificate account value in the variable account value	0.95%
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Certificate
terminates the benefit.

Standard Death Benefit (available for certificate owners age 80 and older)	Provides a guaranteed death benefit equal to the certificate account value, minus any loan balance	0.95% of average daily certificate account value in the variable account value	0.95%	•Annuitizing the Certificate terminates the benefit.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Investment Options Available Under the Contract and CertificateThe following is a list of funds available under the contract and certificate. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of funds available under the contract and certificate. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.10%[2]	13.21%	4.74%	5.25%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.00%[2]	6.71%	8.94%	11.85%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.16%	9.25%	(0.96%)	9.94%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III)[3] BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, subadviser.	1.01%[2]	19.42%	5.51%	7.33%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.96%[2]	13.75%	8.45%	9.48%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.84%[2]	13.91%	8.59%	9.59%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%[2]	15.30%	12.44%	6.46%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	17.35%	13.89%	14.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.96%	15.85%	13.75%	15.69%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	14.35%	13.87%	13.31%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.90%[2]	15.56%	11.60%	10.15%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	12.65%	1.47%	4.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[2]	30.87%	(1.37%)	7.00%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.59%[2]	3.71%	2.79%	1.72%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	8.49%	3.93%	5.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	8.43%	3.60%	5.17%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.78%	8.84%	(0.68%)	2.52%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%[2]	17.25%	13.84%	14.21%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%[2]	17.43%	13.98%	14.35%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72%[2]	5.98%	(5.48%)	1.31%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.05%	37.96%	8.92%	7.55%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72%[2]	7.55%	1.20%	1.94%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	27.97%	13.32%	12.30%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08%[2]	14.86%	7.26%	11.89%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08%[2]	13.87%	10.90%	10.17%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.66%[2]	6.00%	1.90%	2.94%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[2]	6.30%	8.66%	7.97%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	6.88%	1.87%	3.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	8.83%	(0.32%)	1.65%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[2]	3.84%	(1.74%)	1.71%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.09%	2.11%	6.36%	5.44%
Seeks to provide shareholders with a high level of current income.	CTIVP® - Fidelity Institutional AM® Total Bond Fund (Class 2) (previously CTIVP® - American Century Diversified Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.	0.74%	7.24%	(0.57%)	2.08%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	13.49%	10.20%	14.38%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.94%	12.12%	10.15%	9.64%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Total Return Bond Fund (Class 2) (previously CTIVP® - TCW Core Plus Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.75%	7.31%	(0.78%)	1.79%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	2.00%	9.37%	10.43%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Wellington Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.86%[2]	19.61%	10.97%	10.43%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.08%[2]	10.12%	6.89%	11.90%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	16.98%	1.78%	13.02%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B)[3] DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.	1.31%	10.03%	4.88%	4.52%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.79%	21.24%	15.08%	15.49%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.80%	11.49%	9.83%	10.31%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.88%	8.58%	2.79%	4.40%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund (Class 2) Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund (Class 2) Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Franklin Mutual Advisers, LLC	0.91%[2]	7.65%	8.86%	9.81%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares)[1] Invesco Advisers, Inc.	1.13%[2]	8.69%	2.27%	4.91%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II Shares) Invesco Advisers, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks total return	Invesco V.I. Global Strategic Income Fund (Series II Shares) Invesco Advisers, Inc.	1.20%[2]	12.75%	1.39%	2.76%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II Shares) Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	14.84%	8.21%	9.86%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Service Shares) Janus Henderson Investors US LLC	0.82%[2]	7.22%	(0.47%)	2.07%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)[1] Lazard Asset Management, LLC	1.05%[2]	15.72%	5.19%	5.93%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.86%[2]	15.85%	11.47%	10.07%
Seeks total return.	MFS® Utilities Series (Service Class) Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio (Class II Shares) Morgan Stanley Investment Management Inc.	1.05%[2]	12.44%	(5.46%)	14.04%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)) Neuberger Berman Investment Advisers LLC	1.12%	13.41%	12.54%	12.66%
Seeks to provide total return.	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class)) Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.	0.77%[2]	16.66%	7.07%	7.84%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio (Advisor Class)[3] Pacific Investment Management Company LLC (PIMCO)	2.23%[2]	14.19%	5.49%	6.67%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class)[3] Pacific Investment Management Company LLC (PIMCO)	1.31%[2]	21.77%	6.94%	7.88%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) Pacific Investment Management Company LLC (PIMCO)	0.83%	8.78%	(0.08%)	2.26%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund (Class 2) Franklin Advisers, Inc.	0.75%[2]	15.73%	(0.96%)	(0.15%)
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[2]	164.43%	20.00%	20.89%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.04%	17.63%	8.13%	9.06%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.89%[2]	10.21%	1.62%	3.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%[2]	12.15%	4.73%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.99%	9.59%	5.64%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	9.17%	1.15%	3.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.97%	11.02%	2.66%	4.53%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.01%	14.75%	5.83%	6.95%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	12.87%	4.29%	5.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.96%	13.86%	4.91%	6.42%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.00%	15.71%	6.44%	7.71%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.94%	12.10%	3.18%	4.92%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	7.28%	(0.23%)	1.99%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%[2]	13.14%	13.04%	12.63%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	24.55%	7.02%	6.12%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.08%[2]	17.50%	1.36%	5.01%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05%[2]	34.84%	10.14%	6.97%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P. and Segall Bryant & Hamill, LLC, subadvisers.	1.10%[2]	7.86%	0.94%	7.72%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09%[2]	7.07%	6.60%	7.06%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.96%	9.22%	3.53%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.93%	11.07%	7.36%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	10.10%	5.46%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio (Class II) Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	9.95%	2.34%	5.09%

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of investment options that earn fixed interest for a specified term currently available under the contract and certificate. We may change the features of the fixed interest options listed below and terminate existing options. We will provide you with written notice before doing so. See “The ‘Nonunitized’ Separate Account and the Guarantee Period Accounts (GPAs)” and “The Fixed Account” in the prospectus for more information about the fixed interest investment options. The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
Fixed Options Available [Table Text Block]	The following is a list of investment options that earn fixed interest for a specified term currently available under the contract and certificate. We may change the features of the fixed interest options listed below and terminate existing options. We will provide you with written notice before doing so. See “The ‘Nonunitized’ Separate Account and the Guarantee Period Accounts (GPAs)” and “The Fixed Account” in the prospectus for more information about the fixed interest investment options. Note: A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. This may result in a significant reduction in your certificate account value. See “Charges and Adjustments – Adjustments – Market Value Adjustments” in the prospectus for more information about the MVA.
Name	Term	Guaranteed Minimum Interest Rate
1 Year Guarantee Period Account	1 Year	0%
2 Year Guarantee Period Account	2 Years	0%
3 Year Guarantee Period Account	3 Years	0%
4 Year Guarantee Period Account	4 Years	0%
5 Year Guarantee Period Account	5 Years	0%
6 Year Guarantee Period Account	6 Years	0%
7 Year Guarantee Period Account	7 Years	0%
8 Year Guarantee Period Account	8 Years	0%
9 Year Guarantee Period Account	9 Years	0%
10 Year Guarantee Period Account	10 Years	0%
The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so. Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.
Name	Term	Certificate Issue Year	Guaranteed Minimum Interest Rate
Loan Account	1 Year	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%
Name	Term	Certificate Issue Year	Guaranteed Minimum Interest Rate
Special DCA Fixed Account	6 Months	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%
Special DCA Fixed Account	1 Year	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%

RVS Group II | AB VPS Dynamic Asset Allocation Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.25%
RVS Group II | AB VPS Large Cap Growth Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Large Cap Growth Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.88%
RVS Group II | Allspring VT Opportunity Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring VT Opportunity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	11.85%
RVS Group II | Allspring VT Small Cap Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring VT Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	9.94%
RVS Group II | ALPS Alerian Energy Infrastructure Portfolio Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").
Portfolio Company Name [Text Block]	ALPS | Alerian Energy Infrastructure Portfolio (Class III)
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	22.06%
Average Annual Total Returns, 10 Years [Percent]	10.70%
RVS Group II | BlackRock Global Allocation V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund (Class III)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, subadviser.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.42%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
RVS Group II | Columbia Variable Portfolio - Balanced Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	9.48%
RVS Group II | Columbia Variable Portfolio - Balanced Fund Class 3
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.91%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	9.59%
RVS Group II | Columbia Variable Portfolio - Commodity Strategy Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	6.46%
RVS Group II | Columbia Variable Portfolio - Contrarian Core Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Contrarian Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	17.35%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	14.03%
RVS Group II | Columbia Variable Portfolio - Cornerstone Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Average Annual Total Returns, 10 Years [Percent]	15.69%
RVS Group II | Columbia Variable Portfolio - Disciplined Core Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Disciplined Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	13.31%
RVS Group II | Columbia Variable Portfolio - Dividend Opportunity Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	11.60%
Average Annual Total Returns, 10 Years [Percent]	10.15%
RVS Group II | Columbia Variable Portfolio - Emerging Markets Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	4.03%
RVS Group II | Columbia Variable Portfolio - Emerging Markets Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	30.87%
Average Annual Total Returns, 5 Years [Percent]	(1.37%)
Average Annual Total Returns, 10 Years [Percent]	7.00%
RVS Group II | Columbia Variable Portfolio - Government Money Market Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Government Money Market Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.72%
RVS Group II | Columbia Variable Portfolio - High Yield Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - High Yield Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.51%
RVS Group II | Columbia Variable Portfolio - Income Opportunities Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Income Opportunities Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	5.17%
RVS Group II | Columbia Variable Portfolio - Intermediate Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.52%
RVS Group II | Columbia Variable Portfolio - Large Cap Index Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	13.84%
Average Annual Total Returns, 10 Years [Percent]	14.21%
RVS Group II | Columbia Variable Portfolio - Large Cap Index Fund Class 3
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	17.43%
Average Annual Total Returns, 5 Years [Percent]	13.98%
Average Annual Total Returns, 10 Years [Percent]	14.35%
RVS Group II | Columbia Variable Portfolio - Long Government Credit Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	(5.48%)
Average Annual Total Returns, 10 Years [Percent]	1.31%
RVS Group II | Columbia Variable Portfolio - Overseas Core Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Overseas Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	37.96%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	7.55%
RVS Group II | Columbia Variable Portfolio - Select Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high total return through income and growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.94%
RVS Group II | Columbia Variable Portfolio - Select Large Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	27.97%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	12.30%
RVS Group II | Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.89%
RVS Group II | Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	10.17%
RVS Group II | Columbia Variable Portfolio - Select Short Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	2.94%
RVS Group II | Columbia Variable Portfolio - Select Small Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	7.97%
RVS Group II | Columbia Variable Portfolio - Strategic Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.99%
RVS Group II | Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	1.65%
RVS Group II | CTIVP® - BlackRock Global Inflation-Linked Securities Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio Company Name [Text Block]	CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	3.84%
Average Annual Total Returns, 5 Years [Percent]	(1.74%)
Average Annual Total Returns, 10 Years [Percent]	1.71%
RVS Group II | CTIVP® - CenterSquare Real Estate Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income and capital appreciation.
Portfolio Company Name [Text Block]	CTIVP® - CenterSquare Real Estate Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	2.11%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	5.44%
RVS Group II | CTIVP® - Fidelity Institutional AM® Total Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income.
Portfolio Company Name [Text Block]	CTIVP® - Fidelity Institutional AM® Total Bond Fund (Class 2) (previously CTIVP® - American Century Diversified Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	2.08%
RVS Group II | CTIVP - Principal Large Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Principal Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.49%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	14.38%
RVS Group II | CTIVP® - T. Rowe Price Large Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital and income.
Portfolio Company Name [Text Block]	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	9.64%
RVS Group II | CTIVP® - TCW Total Return Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio Company Name [Text Block]	CTIVP® - TCW Total Return Bond Fund (Class 2) (previously CTIVP® - TCW Core Plus Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
RVS Group II | CTIVP® - Victory Sycamore Established Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	CTIVP® - Victory Sycamore Established Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.00%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	10.43%
RVS Group II | CTIVP® - Wellington Large Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Wellington Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	10.97%
Average Annual Total Returns, 10 Years [Percent]	10.43%
RVS Group II | CTIVP® - Westfield Mid Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Westfield Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.12%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	11.90%
RVS Group II | CTIVP® - Westfield Select Large Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	16.98%
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	13.02%
RVS Group II | DWS Alternative Asset Allocation VIP Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP (Class B)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
RVS Group II | Fidelity® VIP Contrafund® Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
RVS Group II | Fidelity® VIP Mid Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
RVS Group II | Fidelity® VIP Strategic Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income and may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
RVS Group II | Franklin Income VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
RVS Group II | Franklin Mutual Shares VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	7.53%
RVS Group II | Franklin Small Cap Value VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
RVS Group II | Invesco V.I. Balanced-Risk Allocation Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	4.91%
RVS Group II | Invesco V.I. Global Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund (Series II Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
RVS Group II | Invesco V.I. Global Strategic Income Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund (Series II Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	2.76%
RVS Group II | Invesco V.I. Main Street Small Cap Fund® Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® (Series II Shares)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
RVS Group II | Janus Henderson Balanced Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.84%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
RVS Group II | Janus Henderson Flexible Bond Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
RVS Group II | Janus Henderson Research Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.
Portfolio Company Name [Text Block]	Janus Henderson Research Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	18.10%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	15.59%
RVS Group II | Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]	Lazard Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	5.93%
RVS Group II | LVIP American Century Value Fund Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
RVS Group II | MFS® Utilities Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Utilities Series (Service Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
RVS Group II | Morgan Stanley VIF Discovery Portfolio Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Discovery Portfolio (Class II Shares)
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	(5.46%)
Average Annual Total Returns, 10 Years [Percent]	14.04%
RVS Group II | Neuberger Berman AMT Quality Equity Portfolio Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S))
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	12.54%
Average Annual Total Returns, 10 Years [Percent]	12.66%
RVS Group II | Nomura VIP Asset Strategy Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class))
Portfolio Company Adviser [Text Block]	Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
RVS Group II | PIMCO VIT All Asset Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	6.67%
RVS Group II | PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Portfolio Company Name [Text Block]	PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	21.77%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	7.88%
RVS Group II | PIMCO VIT Total Return Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
RVS Group II | Templeton Global Bond VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
RVS Group II | VanEck VIP Global Gold Fund Class S Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Portfolio Company Name [Text Block]	VanEck VIP Global Gold Fund (Class S Shares)
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	164.43%
Average Annual Total Returns, 5 Years [Percent]	20.00%
Average Annual Total Returns, 10 Years [Percent]	20.89%
RVS Group II | Variable Portfolio - Aggressive Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Aggressive Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.63%
Average Annual Total Returns, 5 Years [Percent]	8.13%
Average Annual Total Returns, 10 Years [Percent]	9.06%
RVS Group II | Variable Portfolio - Conservative Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Conservative Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.21%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	3.53%
RVS Group II | Variable Portfolio - Managed Risk Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Risk Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	4.73%
RVS Group II | Variable Portfolio - Managed Risk U.S. Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Risk U.S. Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.59%
Average Annual Total Returns, 5 Years [Percent]	5.64%
RVS Group II | Variable Portfolio - Managed Volatility Conservative Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	9.17%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	3.33%
RVS Group II | Variable Portfolio - Managed Volatility Conservative Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	4.53%
RVS Group II | Variable Portfolio - Managed Volatility Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.75%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	6.95%
RVS Group II | Variable Portfolio - Managed Volatility Moderate Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	5.82%
RVS Group II | Variable Portfolio - Moderate Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderate Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.86%
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	6.42%
RVS Group II | Variable Portfolio - Moderately Aggressive Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	7.71%
RVS Group II | Variable Portfolio - Moderately Conservative Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Conservative Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	4.92%
RVS Group II | Variable Portfolio - Partners Core Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.99%
RVS Group II | Variable Portfolio - Partners Core Equity Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.14%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	12.63%
RVS Group II | Variable Portfolio - Partners International Core Equity Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	24.55%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	6.12%
RVS Group II | Variable Portfolio - Partners International Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	5.01%
RVS Group II | Variable Portfolio - Partners International Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	34.84%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	6.97%
RVS Group II | Variable Portfolio - Partners Small Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P. and Segall Bryant & Hamill, LLC, subadvisers.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	7.72%
RVS Group II | Variable Portfolio - Partners Small Cap Value Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	7.06%
RVS Group II | Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	3.53%
RVS Group II | Variable Portfolio - U.S. Flexible Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.07%
Average Annual Total Returns, 5 Years [Percent]	7.36%
RVS Group II | Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.10%
Average Annual Total Returns, 5 Years [Percent]	5.46%
RVS Group II | Western Asset Variable Global High Yield Bond Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio (Class II)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	5.09%
RVS Group II | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Benefits in Case of Death – Standard Death BenefitWe will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with a certificate account value greater than zero. If you are age 79 or younger on the date we issue the certificate, the beneficiary receives the greater of: •the certificate account value, minus any loan balance; or •the Return of Purchase Payments (ROPP) value, minus any loan balance. If you are age 80 or older on the certificate date, the beneficiary receives the certificate account value, minus any loan balance. Here are some terms that are used to describe the death benefit: ROPP Value: is the total purchase payments on the certificate issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value. If you take a partial surrender, the applicable ROPP Value will be reduced proportionally based on the percentage of certificate account value that is withdrawn. This means that if the certificate account value is higher than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the certificate account value is lower than the ROPP Value at the time of a partial surrender, then the ROPP Value is reduced by an amount that is more than the dollar amount withdrawn.
Adjusted partial surrenders	=	a X b
c
a	=	amount by which the certificate account value is reduced as a result of the partial surrender.
b	=	the ROPP value on the date of (but prior to) the partial surrender.
c	=	the certificate account value on the date of (but prior to) the partial surrender.
	For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the certificate account value on the date of the continuation after any increase to the certificate account value due to the death benefit that would otherwise have been paid. If You Die Before the Annuitization Start DateWhen paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate account value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death. The death benefit for each beneficiary will be payable in a lump sum on the valuation date we receive due proof of death from that beneficiary. The beneficiary may elect to receive payment anytime within five years after the date of death. Some beneficiaries may have additional options. In lieu of a lump sum, your designated beneficiary may elect to receive regular installment payments under one of the following options: a.If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date, as defined by Code. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include: •the surviving spouse; •a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death); •disabled within the meaning of Code section 72(m)(7); •chronically ill within the meaning of Code section 7702B(c)(2); •any other person who is not more than 10 years younger than the owner. However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date. We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract and: •the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and •the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or annuitize the contract to deplete it within 10 years of your beneficiary’s death. b.If, upon your death, the designated beneficiary does not elect one of the irrevocable annuity payment plans (A through E), or a single sum distribution, then the designated beneficiary may elect to receive payments according to an alternative plan as agreed to by us provided: •the designated beneficiary elects the plan at the time we receive due proof of death; •if your sole designated beneficiary is your surviving spouse, your entire interest will be distributed, beginning no later than the later of December 31 of the calendar year following the calendar year of your death or December 31 of the calendar year in which you would have attained age 73, over the life of the surviving spouse or over a period not extending beyond the life expectancy of the surviving spouse. If the surviving spouse dies before distributions commence, the remaining interest will be distributed, beginning no later than December 31 following the calendar year of the surviving spouse’s death, over the spouse’s designated beneficiary’s remaining life expectancy determined using such beneficiary’s age as of his or her birthday in the year following the death of the spouse; or •if your sole designated beneficiary is someone other than your surviving spouse, your entire interest will be distributed, beginning no later than the end of the calendar year following the calendar year of your death, over the remaining life expectancy of the designated beneficiary, with such life expectancy determined using the age of the beneficiary as of his or her birthday in the year following the year of your death and reduced by 1 for each subsequent year; •if you die before your Required Beginning Date and there is no designated beneficiary, or if elected by the designated beneficiary, your entire interest will be distributed by December 31 of the calendar year containing the fifth anniversary of your death (or of the spouse’s death if the designated beneficiary was your surviving spouse and the spouse dies before distributions are required to begin); •if you die on or after your Required Beginning Date and there is no designated beneficiary, your entire interest will be distributed, beginning no later than December 31 of the calendar year following the calendar year of your death, over your remaining life expectancy determined using your age in the year of your death and reduced by 1 for each subsequent year.
Calculation Method of Benefit [Text Block]	Example of death benefit calculation when you are age 79 or younger on the certificate effective date: •You purchase the certificate with a payment of $20,000 •During the second certificate year the certificate account value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a certificate account value of $16,500.
We calculate the death benefit as follows, assuming $0 loan balance:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
The death benefit is the ROPP value of:	$18,333
since this is greater than your certificate account value of $16,500

RVS Group II | Contract Value Equals or Exceeds 50000
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 20
Administrative Expense, Current [Dollars]	0
RVS Group II | Full Surrender
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	50
Administrative Expense, Current [Dollars]	$ 0
RVS Group II | Standard Death Benefit (available for owners age 79 and younger)
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit (available for certificate owners age 79 and younger)
Purpose of Benefit [Text Block]	Provides a guaranteed death benefit equal to the greater of the certificate account value, minus any loan balance, or the Return of Purchase Payment Value (ROPP), minus any loan balance
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Brief Restrictions / Limitations [Text Block]	•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant•Annuitizing the Certificate terminates the benefit.
Name of Benefit [Text Block]	Standard Death Benefit (available for certificate owners age 79 and younger)
RVS Group II | Standard Death Benefit (available for owners age 80 and older)
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit (available for certificate owners age 80 and older)
Purpose of Benefit [Text Block]	Provides a guaranteed death benefit equal to the certificate account value, minus any loan balance
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Brief Restrictions / Limitations [Text Block]	•Annuitizing the Certificate terminates the benefit.
Name of Benefit [Text Block]	Standard Death Benefit (available for certificate owners age 80 and older)
RVS Group II | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount among the subaccounts
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Transfers not available to or from the GPAs or the Special DCA fixed account
Name of Benefit [Text Block]	Dollar Cost Averaging
RVS Group II | Special Dollar Cost Averaging SDCA
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Special Dollar Cost Averaging (SDCA)
Purpose of Benefit [Text Block]	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be funded with a purchase payment, not transferred certificate account value•Only 6-month and 12-month options may be available•Transfers occur on a monthly basis and the first monthly transfer occurs one day after we receive your purchase payment•You may not use the GPA account or the Special DCA fixed account as a destination for the Special DCA monthly transfer.
Name of Benefit [Text Block]	Special Dollar Cost Averaging (SDCA)
RVS Group II | Asset Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•You must have $2,000 in Certificate account value to participate.•We require 30 days notice for you to change or cancel the program•You can request rebalancing to be done either quarterly, semiannually or annually
Name of Benefit [Text Block]	Asset Rebalancing
RVS Group II | Automated Partial Surrenders Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automated Partial Surrenders/Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows automated partial surrenders from the contract
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Additional systematic payments are not allowed with automated partial surrenders•May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Name of Benefit [Text Block]	Automated Partial Surrenders/Systematic Withdrawals
RVS Group II | Certificate Administrative Charge
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Waiver Circumstances [Text Block]	Annual Contract Expenses Base Contract Expenses Base Contract Expenses consist of the certificate administrative charge and mortality and expense risk fee. Certificate Administrative ChargeWe may charge a fee for establishing and maintaining our records for each certificate account. Currently, we do not impose this charge but we reserve the right to apply this charge to new participants in the future. We also reserve the right to institute this charge after the first contract anniversary to a maximum of $50 for all participants. We would waive this charge when your certificate account value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first certificate anniversary for participants with certificate account values of $50,000 or more. If you take a full surrender of your certificate account, we will deduct the full certificate administrative charge, if any, at the time of full surrender regardless of the certificate account value. The charge would not apply to the amount applied to an annuity payment plan or to a participant’s death benefit.
RVS Group II | Mortality and Expense Risk Fee
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Waiver Circumstances [Text Block]	Mortality and Expense Risk FeeWe charge this fee daily to the subaccounts as the percentage of the daily certificate account value in the variable account. The unit values of your subaccounts reflect this fee and it totals 0.95% of the subaccounts’ average daily net assets on an annual basis. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees for a participant after the certificate is issued. Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and described in the certificate, no matter how long a specific participant or annuitant lives and no matter how long our entire group of participants or annuitants live. If, as a group, participants or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency. Expense risk arises because we cannot increase the certificate administrative charge more than $50 per certificate account and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected. The subaccounts pay us the mortality and expense risk fee they accrued as follows: •first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest; •then, if necessary, the funds redeem shares to cover any remaining fees payable. We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may reduce or eliminate certain charges such as the certificate administrative charges.
RVS Group II | Standard Death Benefit (available for owners age 80 and younger)
Item 10. Benefits Available [Line Items]
Standard Benefit [Flag]	true
RVS Group II | Market Value Adjustment
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA.For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties.The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties.The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Adjustments Market Value Adjustments
We guarantee the certificate account value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period. At all other times, and unless one of the exceptions described below applies, we will apply an MVA if you make certain transactions while you have certificate account value invested in a GPA. The following transactions when applied to a GPA, which we refer to as “early surrenders,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception  applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
No MVA will apply to amounts deducted for fees and charges. The application of an MVA may result in either a gain or loss. You could lose up to 100% of the amount surrendered as a result of a negative MVA. Under certain death benefits, the value of the death benefit is reduced proportionally when you take a partial surrender based on the percentage of certificate account value that is withdrawn. If you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA and certificate administrative charge, the MVA could increase or decrease the percentage of certificate account value that is withdrawn. In these circumstances, a negative MVA would increase the impact of a partial surrender on the value of the death benefit. When you request an early surrender, we adjust the early surrender amount by an MVA formula. The MVA is sensitive to changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early surrender and the interest rate we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on the difference in these current guaranteed interest rates at the time of the early surrender corresponding to the time remaining in your guarantee period and your guaranteed interest rate. If interest rates have increased, the MVA will generally be negative and the early surrender amount will be less; if interest rates have decreased, the MVA will generally be positive and the early surrender amount will be increased. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001
Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
	Certificate administrative charges and other charges applicable to your contract may also apply to an early surrender. As noted above, we do not apply MVAs to the amounts we deduct for fees and charges. Please note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable certificate administrative charge, unless you request otherwise. Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender would have on your certificate account value. Values fluctuate daily and the actual MVA applied at the time an early surrender is processed may be more or less than the values quoted at the time of your call. Additional information about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”). The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the GPAs early.
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
RVS Group II | 1 Year Guarantee Period Account
Fixed Option [Line Items]
Fixed Option Available, Name	1 Year Guarantee Period Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
RVS Group II | 2 Year Guarantee Period Account
Fixed Option [Line Items]
Fixed Option Available, Name	2 Year Guarantee Period Account
Fixed Option Available, Term	2 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
RVS Group II | 3 Year Guarantee Period Account
Fixed Option [Line Items]
Fixed Option Available, Name	3 Year Guarantee Period Account
Fixed Option Available, Term	3 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
RVS Group II | 4 Year Guarantee Period Account
Fixed Option [Line Items]
Fixed Option Available, Name	4 Year Guarantee Period Account
Fixed Option Available, Term	4 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
RVS Group II | 5 Year Guarantee Period Account
Fixed Option [Line Items]
Fixed Option Available, Name	5 Year Guarantee Period Account
Fixed Option Available, Term	5 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
RVS Group II | 6 Year Guarantee Period Account
Fixed Option [Line Items]
Fixed Option Available, Name	6 Year Guarantee Period Account
Fixed Option Available, Term	6 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
RVS Group II | 7 Year Guarantee Period Account
Fixed Option [Line Items]
Fixed Option Available, Name	7 Year Guarantee Period Account
Fixed Option Available, Term	7 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
RVS Group II | 8 Year Guarantee Period Account
Fixed Option [Line Items]
Fixed Option Available, Name	8 Year Guarantee Period Account
Fixed Option Available, Term	8 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
RVS Group II | 9 Year Guarantee Period Account
Fixed Option [Line Items]
Fixed Option Available, Name	9 Year Guarantee Period Account
Fixed Option Available, Term	9 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
RVS Group II | 10 Year Guarantee Period Account
Fixed Option [Line Items]
Fixed Option Available, Name	10 Year Guarantee Period Account
Fixed Option Available, Term	10 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
RVS Group II | Loan Account
Fixed Option Details [Line Items]
Fixed Option Details, Name	The Loan Account
Fixed Option Details, Description [Text Block]	The Loan AccountOn the date your loan is processed, the loan amount is subtracted pro rata from all accounts in which you are invested, except the Special DCA fixed account and GPAs, and transferred to a loan account. The loan account will earn interest daily. The current crediting rate will never be less than the fixed account minimum interest rate You may not make exchanges from the certificate account or plan to plan transfers from the loan account until after repayment of the loan balance. For more information about loans and loan account, see “Loans”.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The loan account will earn interest daily. The current crediting rate will never be less than the fixed account minimum interest rate
RVS Group II | Loan Account | Point To Point 1 Year
Fixed Option [Line Items]
Fixed Option Available, Name	Loan Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		2.40%	2.65%	3.00%	2.95%	1.00%	1.00%	1.00%	1.75%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
RVS Group II | Special DCA Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Name	The Special DCA Fixed Account
Fixed Option Details, Description [Text Block]	The Special DCA Fixed AccountYou may allocate purchase payments to the Special DCA fixed account. You may not transfer certificate account value to the Special DCA fixed account. You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account. In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use any GPA as a destination for the Special DCA monthly transfer. The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the annual effective rate we apply on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher. We reserve the right to declare different annual effective rates: •for the Special DCA fixed account; and •for the Special DCA fixed accounts with terms of differing length.Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest: •the Special DCA fixed account for a six month term; •the Special DCA fixed account for a twelve month term; •the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the GPAs. Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it. You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account in accordance with your investment instructions to us to the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”). Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six-month term. How Special dollar-cost averaging works
By spreading the investment over the term of the Special DCA		Date	SDCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$5,000.00
		Jan 16th	5,000.14	1/6	$833.36	$18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
	You paid an average price of $18.11. per unit over the 6 months, while the average market price actually was $18.33.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the annual effective rate we apply on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher. We reserve the right to declare different annual effective rates: •for the Special DCA fixed account; and •for the Special DCA fixed accounts with terms of differing length.
Fixed Option Details, Term [Text Block]	You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
Fixed Option Details, Investor Reallocation [Text Block]	Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest: •the Special DCA fixed account for a six month term; •the Special DCA fixed account for a twelve month term; •the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the GPAs. Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
Fixed Option Details, Default Reallocation [Text Block]	You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account in accordance with your investment instructions to us to the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
RVS Group II | Special DCA Fixed Account | Point To Point 1 Year
Fixed Option [Line Items]
Fixed Option Available, Name	Special DCA Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		2.40%	2.65%	3.00%	2.95%	1.00%	1.00%	1.00%	1.75%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
RVS Group II | Special DCA Fixed Account | Point To Point 6 Months
Fixed Option [Line Items]
Fixed Option Available, Name	Special DCA Fixed Account
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		2.40%	2.65%	3.00%	2.95%	1.00%	1.00%	1.00%	1.75%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
RVS Group II | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed AccountAmounts allocated to the fixed account are part of our general account. The fixed account includes the loan account and the Special DCA fixed account. We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state and certificate issue year, but it will be shown on your Certificate Data page and will not be lower than the minimum allowed under state law. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life. Information regarding each fixed account option, including (i) its name, (ii) its term, and (iii) its historical guaranteed minimum interest rates may be found in Appendix A to this prospectus. One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company’s revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate required under state law. Your interest rate for each purchase payment or transfer will never change more frequently than annually. Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts. The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
RVS Group II | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Certificate including loss of principal.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This certificate is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This certificate is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
RVS Group II | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.•The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•Surrenders may also be subject to taxes and tax penalties.•Surrenders from a GPA prior to 30 days before the end of the guarantee period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the certificate account value from the current GPA to any of the investment options available under the Certificate, apply the certificate account value to an annuity payout plan, or surrender the value from the current GPA (all subject to applicable surrender, transfer, and annuitization provisions).If we do not receive any instructions by the end of the guarantee period, we will automatically transfer the certificate account value from the current GPA into the shortest GPA term available.•The benefits of tax deferral and long-term income mean the Certificate is generally more beneficial to investors with a long term investment horizon.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon.
RVS Group II | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	•An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Certificate.•Each investment option (including under the GPAs and any Fixed Account investment options) has its own unique risks.•You should review the investment options before making any investment decisions.
RVS Group II | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of your investment in a GPA as a result of a negative MVA. A withdrawal may reduce the value of your death benefit. A total withdrawal (surrender) will result in the termination of your certificate.
RVS Group II | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Certificate is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Certificate that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
RVS Group II | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Certificate Changes Risk. We reserve the right to make certain changes in the future, subject to applicable law. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion.
RVS Group II | Subaccount Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your certificate account value goes up, and if they lose money, your certificate account value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
RVS Group II | GPA Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	GPA Risk. Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. We guarantee the certificate account value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPA prior to 30 days before the end of the guarantee period. At all other times, and unless an exception applies, we will apply a MVA if you surrender or transfer certificate account value from a GPA or you elect an annuity payout plan while you have certificate account value invested in a GPA. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA. Partial surrenders will reduce certain death benefits proportionally based on the percentage of certificate account value that is withdrawn and if you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA and certificate administrative charge, a negative MVA will increase the impact of the partial surrender on the value of the death benefit.
RVS Group II | Managed Volatility Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the certificate’s guarantees, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your certificate account value and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
RVS Group II | Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
RVS Group II | Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract and certificate that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
RVS Group II | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data; •theft, misuse or dissemination of data to the public, including your information we hold; and •denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them. These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
RVS Group II | Potential Adverse Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.